Sturgeon Acquisition (Notes)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Sturgeon Acquisition
The following table summarizes the carrying value of Sturgeon as of September 13, 2014, the date at which Sturgeon commenced operations with the acquisition of the Sturgeon subsidiaries:

Sturgeon
Cash and cash equivalents	$705,638
Accounts receivable	7,587,298
Inventories	2,221,073
Other current assets	555,939
Property, plant and equipment	20,424,087
Sand reserves	57,420,000
Goodwill	2,683,727
Total assets acquired	$91,597,762

Accounts payable and accrued liabilities	$2,878,072
Total liabilities assumed	$2,878,072
Net assets acquired	$88,719,690

Allocation of purchase price
Carrying value of members' equity prior to Sturgeon contribution	$81,738,675